Dividends	12 Months Ended
Apr. 28, 2012
Dividends
20.	Dividends

The Company paid a dividend to preferred shareholders in the amount of $7,081 in fiscal 2012.

During fiscal 2011, the Company paid a dividend of $0.25 per share on June 30, 2010 to stockholders of record at the close of business on June 11, 2010, on September 30, 2010 to stockholders of record at the close of business on September 9, 2010, and on December 31, 2010 to stockholders of record at the close of business on December 10, 2010. On February 22, 2011, the Company announced that its Board of Directors was suspending its quarterly dividend payment of $0.25 per share. This provided the Company the financial flexibility to continue investing into its high growth digital strategies.

During fiscal 2010, the Company paid quarterly cash dividends of $0.25 per share on June 30, 2009 to stockholders of record at the close of business on June 9, 2009, on September 30, 2009 to stockholders of record at the close of business on September 9, 2009, on December 31, 2009 to stockholders of record at the close of business on December 10, 2009 and on March 31, 2010 to stockholders of record at the close of business on March 10, 2010.